FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Unobservable Inputs of Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant
Warrant
Balance of beginning of period	$ 8,495	$ 0
Fair value at date of acquisition	0	17,618
Fair value adjustments	(3,219)	(9,123)
Settlements	0	0
Balance at end of period	5,276	8,495
Contingent Consideration Arrangements
Contingent Consideration Arrangements
Balance at beginning of period	(6,918)	(26,657)
Fair value at date of acquisition	(1,000)	0
Fair value adjustments	6,918	19,739
Settlements	1,000	0
Balance at end of period	$ 0	$ (6,918)